Average Annual Total Returns	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.33%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	10.77%
Retail Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.88%	5.02%	12.91%
Performance Inception Date			Dec. 29, 2017
Retail Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.03%	4.21%	12.19%
Performance Inception Date			Dec. 29, 2017
Retail Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.16%	3.82%	10.52%
Performance Inception Date			Dec. 29, 2017
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.20%	5.29%	13.18%
Performance Inception Date			Dec. 29, 2017
TA Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.21%	5.28%	13.18%
Performance Inception Date			Dec. 29, 2017